Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	MECHANICS BANCORP
Entity Incorporation, State or Country Code	WA
Entity File Number	001-35424
Entity Tax Identification Number	91-0186600
Entity Address, Address Line One	1111 Civic Drive
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94596
City Area Code	925
Local Phone Number	482-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, No Par Value
Trading Symbol	MCHB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001518715
Amendment Flag	false